Subsequent events (Details Narrative)			3 Months Ended
	Dec. 07, 2022	Dec. 02, 2022 shares $ / shares	Nov. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Granted			68,697
Non adjusting Event [member]
IfrsStatementLineItems [Line Items]
Cancelled		263,531
Strike price | $ / shares		$ 0.65
Granted		36,748
Proportion of ownership interest in subsidiary	40.00%
Non adjusting Event [member] | Game Square Esports [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Non adjusting Event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Strike price | $ / shares		$ 5.00